Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Income (loss) per share [Abstract]
Schedule of income (loss) per share
	Year Ended December 31,
	2022	2021	2020
Net income (loss) for the year	$4,329,342	$(3,132,693)	$(5,190,713)
Net income (loss) per share - basic	$0.16	$(0.14)	$(0.44)
Net income (loss) per share - diluted	$0.16	$(0.14)	$(0.44)
Weighted average number of shares outstanding - basic	27,227,284	21,781,806	11,715,524
Weighted average number of shares outstanding - diluted	27,227,284	21,781,806	11,715,524